FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No.__

☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☒

Amendment No.__

☐

 (Check appropriate box or boxes.)

Palm Growth Fund

(Exact Name of Registrant as Specified in Charter)

PO Box 21346, Sarasota, Florida 34202

(Address of Principal Executive Offices) (Zip Code)

Registrant ’ s Telephone Number, including Area Code: 941-894-6700

Registrant for service :

Fund Administrator

Siesta Key Capital, LLC

PO Box 21346

Sarasota, Fl 34276

Approximate Date of Proposed Public Offering: June 1, 2006

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

Palm Growth Fund

PROSPECTUS

[        , 2006]

INVESTMENT OBJECTIVE:

Long-Term Growth of Capital

Palm Growth Fund

PO Box 21346

Sarasota, Fl  34276

941-894-6700

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY	2

PAST PERFORMANCE	4

FEES AND EXPENSES OF THE FUND	4

ADDITIONAL INFORMATION ABOUT THE FUND’S STRATEGIES AND RISKS	6

HOW TO BUY SHARES	7
FREQUENT PURCHASES AND SALES	10
HOW TO REDEEM SHARES	10

VALUING THE FUND’S ASSETS	12

DIVIDENDS, DISTRIBUTIONS AND TAXES	12

MANAGEMENT OF THE FUND	13

PRIVACY POLICY	14

FOR MORE INFORMATION	BACK COVER

RISK/RETURN SUMMARY

Investment Objective

The Palm Growth Fund seeks long-term growth of capital.

Principal Strategies

The Palm Growth Fund invests in equity securities, in a non-diversified manner, in securities that trade on many exchanges, including, but not limited to the New York Stock Exchange, NASDAQ, and other exchanges.

The Fund will primarily invest in companies with market capitalization’s greater then one billion dollars, and are public traded on a National Exchange or electronic trading system.  The Fund will primarily hold common and preferred stock of US Corporations.  Though it is not a primary investment strategy of the Fund, the Fund  may also invest in convertible preferred stock, options, bonds, or equities of foreign companies that trade on a US National Exchange.   The Fund may hold up to 50% of the Funds assets in any of these secondary strategies of the Fund. The Fund’s Adviser deploys a fundamental research methodology to choose undervalued securities for the Fund.  The Adviser of the Fund places emphasis on company earnings, cash flow from core operations, and dividend yield in the resea r ch process.   Generally, the Fund will hold positions in many different industries, but is not required to hold positions in each market sector, and is not limited by sector allocation or by position.  The Fund is a non-diversified Fund, and may hold a large percentage of its assets in only a few securities or sectors of the market.  Therefore, the Adviser of the Fund expects the number of holdings in the Fund to vary greatly.  The Adviser targets the Fund’s holdings between 10 and 100, but may not always reach the targeted holdings limits.

The Fund will seek to invest in securities that the Adviser of the Fund believes will carry less fluctuation than the overall stock market.   The Fund’s Adviser will take steps to achieve a lower risk profile than the overall stock market, but there is no guarantee that the Fund will achieve its goal of having lower fluctuation or standard deviation than the overall stock market.

The Fund seeks to achieve a long- term return in excess of the S&P 500 Index.  The Adviser utilizes a four stage screening process to select holdings of the Fund.  The screening process seeks to identify undervalued securities by evaluating the company’s cash flow, earnings and company sales growth, earnings per share , dividend payout ratios, security liquidity, and future company prospects.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund ’ s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

o

Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular company or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.  In addition, the Portfolio may allocate its assets so as to under-emphasize or over-emphasize certain equities or other investments under the wrong market conditions, in which case the Fund ’ s value may be adversely affected.

o

Structure, Limitations and Expenses Risks.  The Fund is an equity fund, whose principal investment strategy generally involves investing in common stock, preferred stock, options, and index funds.  The Fund is best suited for long-term investors.

•

Option Writing Risk.   T he Fund may also sell covered call options when the Fund’s Adviser believes the market is fully valued.  The Fund’s Adviser believes that selling covered call options on the Funds underlying holdings will add incremental income to the Fund and help the Fund to achieve its goal of long-term growth of capital ..  In a rapidly rising market, the Fund could significantly under perform the market.  The gain on the underlying stock will be equal to the difference between the exercise price and the original purchase price of the underlying security, plus the premium received.  The gain may be less than if the Fund had not sold an option on the underlying security.  If a call expires unexercised, the Fund realizes a gain in the amount of the premium received.

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Sector Risks.  Another area of risk involves the potential focus of the Fund’s assets in a few sectors of the market.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may invest more heavily will vary.

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Foreign Investing Risk.  Because the Fund may invest some of its assets in foreign stocks, it is also subject to foreign investing risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less revealing than American accounting practices.  Foreign regulation may be inadequate or irregular.

O Non Diversification Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security or a few of the securities in the Fund.

o

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

No History of Operations. The Fund is a new mutual fund and has no history of operation.  In addition, the adviser has no experience managing a mutual fund.  Therefore, investors cannot judge the adviser by its track record managing a mutual fund.

PAST PERFORMANCE

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases

NONE

Maximum Deferred Sales Charge (Load)

NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

   and other Distributions

NONE

Redemption Fee

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee                                                                                             1.00%

Distribution (12b-1) Fees                                                                                NONE

Other Expenses 1

0.12%

Total Annual Fund Operating Expenses                                                         1. 12%

1 Because the Fund is new fund, Other Expenses are based on estimated amounts for the current fiscal year.  A wire transfer fee of $20 may be charged to defray custodial charges for redemptions paid by wire transfer.  This fee currently is waived.   In addition, the Fund will be required to pay dividends and interest on any short position that is borrowed and held by the Fund, and the Fund may have to pay a premium that would increase the cost of shorting a security in the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Year
[ $]	[ $]

ADDITIONAL INFORMATION ABOUT THE FUND’S STRATEGIES AND RISKS

Principal Strategies

The Palm Growth Fund invests in equity securities, in a non-diversified manner, in securities that trade on many exchanges, including, but not limited to the New York Stock Exchange, NASDAQ, and other exchanges.

The Fund will primarily invest in companies with market capitalization greater than one billion  dollars, and are public traded on a National Exchange or electronic trading system.  The Fund will primarily hold common and preferred stock of US Corporations and invest in other strategies that are not principal strategies of the Fund ..  The Fund’s Adviser deploys a fundamental research methodology to choose undervalued securities for the Fund.  The Adviser places emphasis in the research selection process on a company earnings growth , cash flow from core operations, and dividend yield.  Generally, the Fund will hold positions in many different industries, but is not required to hold positions in each market sector, and is not limited by sector allocation or by position.  The Fund is a non-diversified Fund, and may hold a large percentage of its assets in only a few securities or sectors of the market.  Therefore, the Advsier of the Fund expects the number of holdings in the Fund to vary greatly.  The Adviser targets the Fund’s holdings between 10 and 100, but may not always reach the targeted holdings limits.

The Fund seeks to achieve a long-term return in excess of the S&P 500 Index.  The Adviser utilizes a four stage screening process to select holdings of the Fund.  The screening process seeks to identify undervalued securities by evaluating the company’s cash flow, earnings and company sales growth, earnings per share , dividend payout ratios, security liquidity, and future company prospects.

Other Information About the Fund

The investment objective of the Fund may be changed without shareholder approval.  If the investment objective is changed, all shareholders shall be notified in writing 60 days prior to effecting such change.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  As a result of engaging in temporary defensive strategies , the Fund may not achieve its investment objective.  The Fund may also invest in short-term instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Valuing the Fund ’ s Assets.

The Fund ’ s assets are generally valued at their market value , as determined by the closing price of the security on a National Exchange where the holding trades ..  If market prices are not available or, in the A dviser ’ s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on a foreign market (but prior to the time the NAV is calculated) that materially affects fair value, the -A dviser may value the Fund ’ s assets at their fair value according to policies approved by the Fund ’ s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund ’ s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund ’ s portfolio securities can serve to reduce arbitrage opportunities available to short - term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund ’ s NAV by short term traders.  The Fund may use pricing services to determine market value.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day, which the New York Stock Exchange is open.  This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays:  New Year ’ s Day, Martin Luther King, jr. Day, Presidents ’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Fund are sold at net asset value ( “ NAV ” ) per share.  The NAV is calculated as of the close of trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m.  Eastern Time ( “ ET ” ).  The Fund ’ s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchase and redemption orders received in good order by the Fund ’ s Transfer Agent, Mutual Shareholder Services, or authorized broker-dealers and other financial institutions prior to the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) everyday the exchange is open, shall receive that day’s net asset value.  On occasion, the NYSE closes before 4:00 p.m. Eastern Time, thereupon, those purchase orders received after the NYSE closes will be effective the following business day.  To be in “ good order, ” the purchase order must include:

o

Fund name and account number;

o

Account name(s) and address;

o

The dollar amount or number of shares you wish to purchase.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Opening An Account

You may purchase shares directly through the Fund’s Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 1-888-426-1000 to request a Shareholder Account Application.  You will need to establish an account before investing , and be sure to    sign up for all the account options which you plan to subscribe ..  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund ’ s Transfer Agent, send the completed Shareholder Account Application and a check payable to the Fund to the following address:

Palm Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

 Broadview Heights, OH  44147

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, or closed account.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase , within a 24-hour period ..  Thereupon, you will be notified within 24 hours of the Funds notice of cancellation.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call Mutual Shareholder Services, LLC, the Fund’s transfer agent, at 1-888-426-   1600 to obtain instructions on how to set up your account and to obtain an account number.  Then, provide your bank with the following information for purposes of wiring your investment:

[Custodian].

ABA #

Attn: Palm Growth Fund

D.D.A.#

Fund Name:   Palm Growth Fund

Account Name ________________________________________

(write in shareholder name)

For the Account # ______________________________________

(write in account number)

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  The Fund is closed for purchases and redemptions on any day which the New York Stock Exchange is closed.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment for non-retirement accounts in the Fund is $10,000, and $2,000 for all retirement accounts, including IRA’s, Educational IRA’s, 529 Educational accounts, 403B accounts, and 401K accounts.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts without consent of the shareholders.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Additional Investments

You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you may be prohibited or restricted from making future purchases in the Fund.

FREQUENT PURCHASES AND SALES

The Fund discourages market timing, which the Fund views as any shareholder making a purchases and sale transaction s within a 30 day window.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  If the Fund notices an inordinate amount of trading in an omnibus account, the Fund shall restrict trading to sales only in that omnibus account until it can determine the purchases and sales are not short term trading by the omnibus account or the client of the omnibus account.

The Fund shall limit frequent sales and purchases by any omnibus account by examining the trading activity of each omnibus account.  If the Fund identifies any omnibus account with excessive trading within any 30-day window as described above, the Fund will give notice to the omnibus account that the Fund has noticed excessive trading and ask the omnibus account to identify the accounts that are excessively trading.  There upon the Fund will ask the omnibus account to halt all new purchases of the Fund for those accounts.  If the omnibus account does not halt the frequent trading in the Fund’s shares, the Fund will end the omnibus account relationship and cease trading with the omnibus account.

HOW TO REDEEM SHARES

You may redeem your shares on any business day, which the New York Stock Exchange is open.  Redemption orders received in good order by the Fund ’ s Transfer Agent, whom is Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 or by an brokerage firm or other financial institution that may redeem shares on the Fund’s behalf’ before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective and receive at that day ’ s NAV and all requests received after 4:00pm will receive the next day’s net asset value ..  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer.  A wire transfer fee of $20 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Palm Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

“Good Order” means your request for redemption must:

o

Include the Fund name and account number;

o

Include the account name(s) and address;

o

State the dollar amount or number of shares you wish to redeem; and

o

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund requires that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of [$100,000] or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.  For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-888-426-   1600 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in the Fund by calling the transfer agent at 1-888-426-1600.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-888-426-1600.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the seventh day following the redemption. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than [$      ] due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist primarily of short-term capital gains.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

MANAGEMENT OF THE FUND

Siesta Key Capital, LLC serves as investment adviser to the Palm Growth Fund.  Siesta Key Capital, LLC is a Registered Investment Advisor with the Securities and Exchange Commission , and  manages private portfolios and Hedge Funds for  Institutional Investors, non-profit organizations, and high net worth investors.

The Fund is authorized to pay the adviser a management fee equal to 1.00% of its average daily net assets.    The Fund’s Statement of Additional Information provides information about the Adviser’s compensation, other accounts managed by the Siesta Key Capital, LLC.

The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services under Rule 12b-1 under the Investment Company Act, which payments will come solely from the Advisers profits, and not from the Fund or its shareholders., and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

o

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call Mutual Shareholder Services at 1-888-426-   1600 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries.  As of the date of this prospectus, the Fund does not have an Internet Website.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-942-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811- 21870

PALM GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

[                     , 2006]

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus of the Risk-Averse Equity Fund dated [            , 2006].  A free copy of the Prospectus can be obtained by writing the transfer agent at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 , or by calling 1-888-426-1600.  The Fund ’ s prospectus is incorporated by reference in this SAI

TABLE OF CONTENTS

Description of the Trust and the Fund

Additional Information About the Fund ’ s Investments

Investment Strategies and Risks

Investment Restrictions

Management of the Fund

Code of Ethics

Control Persons and Principal Holders of Securities

Control Persons

Management Ownership

Investment Advisory and Other Services

Investment Adviser

Custodian

Fund Services

Independent Auditors

Brokerage Allocation and Other Practices

Disclosure of Portfolio Holdings

Determination of Share Price

Tax Consequences

Proxy Voting Policies and Procedures

Financial Statements

DESCRIPTION OF THE TRUST AND FUND

The Palm Growth Fund (the “Fund”) was organized as a diversified series of The Siesta Key Capital Funds (the “Trust”) on [           ], 2006 and commenced operations on [          ], 2006.  The Trust is an open-end investment company established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated [       ], 2006 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is [Siesta Key Capital, LLC] (the “Advisor”).

The Fund does not issue share certificates.  All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights.  The Trustees can amend the Agreement and Declaration of Trust , except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.  All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “How to Buy Shares – Purchasing Shares” and “ Valuing the Fund ’ s Assets ” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus.  This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Risk/Return Summary in the Prospectus.  Additional non-principal strategies and risks also are discussed here.

Principal Strategies and Risk .

 All mutual funds carry a certain amount of risk.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular company or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.  In addition, the Portfolio may allocate its assets so as to under-emphasize or over-emphasize certain equities or other investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security or a few of the securities in the Fund.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The Fund is a new mutual fund and has no history of operation.  In addition, the Adviser has no experience managing a mutual fund.  Therefore, investors cannot judge the Adviser by its track record managing a mutual fund.

The Palm Growth Fund invests assets of the Fund in equity securities, in a non-diversified manner, in securities that trade on many exchanges, including, but not limited to the New York Stock Exchange, NASDAQ, and other exchanges.

The Fund will primarily invest in companies with market capitalization’s greater then one billion dollars, and are public traded on a National Exchange or electronic trading system.  The Fund will primarily hold common and preferred stock of US Corporations.  Though it is not a primary investment strategy of the Fund, the Fund may also invest in convertible preferred stock, options, or equities of foreign companies that trade on a US National Exchange.  The Fund may hold up to 5 0% of the Funds assets in any of these secondary strategies of the Fund ,  with the except ion of  the maximum allocation to Foreign Securities of 20% . The Fund’s Adviser deploys a fundamental research methodology to choose undervalued securities for the Fund.  The Adviser of the Fund places emphasis on a company’s earnings , cash flow from core operations , and dividend yield in the resea r ch process.   Generally, the Fund will hold positions in many different industries, but is not required to hold positions in each market sector, and is not limited by sector allocation or by position.  The Fund is a non-diversified Fund, and may a large percentage of its assets in only a few securities or sectors of the market.  Therefore, the Adviser of the Fund expects the number of holdings in the Fund to vary greatly.  The Adviser targets the Fund’s holdings between 10 and 100, but may not always reach the targeted holdings limits.

The Fund will seek to invest in securities that the Adviser of the Fund believes will carry less fluctuation than the overall stock market.  The Fund’s Adviser will take steps to achieve a lower risk profile than the overall stock market, but there is no guarantee that the Fund will achieve its goal of having lower fluctuation or standard deviation than the overall stock market.

The Fund seeks to achieve a long- term return in excess of the S&P 500 Index.  The Adviser utilizes a four stage screening process to select holdings of the Fund.  The screening process seeks to identify undervalued securities by evaluating the company’s cash flow, earnings and company sales growth, earnings per share and dividend payout ratios, security liquidity, and future company prospects.

Non Principal Strategies and Risk .

Foreign Equities. The Fund at time to time will also hold positions in common stocks of foreign companies.    T he maximum allocation to foreign company stocks in the Fund  in the Fund is 20% of the Funds assets.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less revealing than American accounting practices.  Foreign regulation may be inadequate or irregular

Options. The Fund may write covered call options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund.  The ability of the Fund to utilize options successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Fund may also write (sell) covered call options or purchase call and put options to increase the value of the fund and /or protect the value of a holding in the Fund.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund ’ s net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the purchaser exercises the option during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller ’ s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.  When the Fund writes a covered call option if profits from the premium paid by the buyer, gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

The Fund will write options on portion’s of its portfolio as management determines is appropriate in seeking to attain the Fund’s objective.  The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Fund would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

Short Sales.   Although it is not the primary objective of the Fund, from time to time the Fund make short sales of securities in companies that the Adviser deems is overvalued, sell covered options on its holdings, or buy put or call options, all with the objective to protect the portfolios values and decrease its volatility.  Usually, the Fund will have nominal positions representing about 5% to 10% of the Funds holdings in this Fund strategy. The Fund may also seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  The objective of a short sale is to sell the security before it declines, then purchase the security at a later date at a lower price.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  If the shorted security rises in price, the Fund may need to purchase the security at a higher price, which would incur a loss to the Fund.  There are special risks and securities regulations that involve the shorting of securities, and are detailed herein.  Purchasers of the Fund shares should become knowledgeable about these risks and regulations before investing.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund ’ s potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.   There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations.  Under current SEC regulations, short sales may be made only if the security to be sold is trading at an “up tick” , “ plus tick ” or “ zero plus tick ” , except as otherwise permitted.  A security is trading at an “up tick” or “ plus tick ” if the last sale price for the security was at a higher price than the sale preceding it.  A security is trading at a “ zero plus tick ” if the last sale price is unchanged but higher than the last preceding different sale.

Bonds .  Although it is not a Principal investment strategy of the Fund, the Fund may purchase bonds or notes issued by the US Government which is backed by the full faith and credit of the U.S., or an Agency of the US Government which is not backed by the full faith and credit of the U.S. Government, or bonds issued by US Domestic Corporations that carry a rating of A or higher from a nationally recognized rating agency such as Standard and Poors, Moody’s, or Fitch, at the time of purchase.  The Fund may invest up to 50% of its assets in Bonds at any time.

The value of and income generated by most debt securities held by the Fund may be affected by changing interest rates.  If interest rates rise, the value of the bonds in the portfolio will fall. Also, if rates fall, some or all of the bonds in the portfolio may be “called” or bought back by the issuer at a lower price than the market for the security, causing the Fund to possibly lose money on the bond.  Debt securities are also subject to credit risk, which is the possibility that the credit ratings strength of an issuer will weaken, and possibly an issuer may fail to make timely payments of interest or principal, which may cause the security to go into default.

Investment Restrictions.

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e. , they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of:  (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to, the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.  Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

2.  Real Estate.  The Fund will not purchase or sell real estate, but may own public real estate investment trusts (REITS), or other public traded securities of company’s involved in real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

3.  Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

4.  Loans.  The Fund will not make loans to other persons or any other entity , except:  (a) by loaning portfolio securities for short sales or the writing of option contracts   ..

5  Concentration.  The Fund will concentrate its holdings, but will not invest  more than 10% of the Funds assets in any single company at the time of the Funds acquiring the holding.   This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto , or illiquid securities ..

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund.  It is not the intent of the Fund to loan or hypothecate its assets

1.

Borrowing.  The Fund will not borrow, except the loaning of portfolio securities for short sales or the writing of option contracts   ..

  Illiquid Investments.  The Fund will not invest in privately held companies or in public company’s which have restrictions on the resale of the security.  The Fund will not invest more than 15% of its assets in illiquid investments at the time the investment is made.  If the Fund holds more than 15% of its assets in illiquid investments at any time , t he Adviser will take all appropriate measures, in as prompt a manner as possible, to reduce its holdings in illiquid securities back down to the 15% threshold.

3.

Control Securities .  The Fund will not invest in companies for the purpose of control or management of those companies.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of [………….], 2005, the Fund is the only series in the “Fund Complex”. The mailing address of each trustee and officer is PO Box 21346, Sarasota, Florida 34276 ..  The Board generally meets four times a year to review Fund progress and status.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Dr. Thomas Bilella (1964)	Trustee	Indefinite/ March 2006 - present	President of Nutrition Treatment Centers, Doctor of Chiropractic Medicine	1	None

1 The address for each Trustee is PO Box 21346, Sarasota, Fl. 34276

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John J. Sauickie	Trustee	Indefinite/[ ] 2006 - present	Partner, Siesta Key Capital 2003 – present VP, Merrill Lynch 1994-2003	1	None

1 John J. Sauickie is considered an “ Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

1 The address for each Trustee and officer is PO Box 21346, Sarasota, Fl. 34276

The Trust’s audit committee consists of [                  ].  The audit committee is the only committee of the Fund, and is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.

As of [          ], 2005, the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Trust
John J. Sauickie	$	$
	$	$
	$	$
	$	$

The following table describes the compensation to be paid to the Trustees for the Trust’s fiscal period ended [   ], 2005.  Trustees of the Fund who are deemed “ interested persons ” of the Trust receive no compensation from the Fund.

Name	Aggregate Compensation from the Fund	Total Compensation from Trust
John J. Sauickie	$	$
	$	$
	$	$
	$	$

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The Code of Ethics adopted by the Adviser permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of [           ], 2006, 100% of the outstanding shares of the Fund were owned by [            ].  As of the same date, the following persons were the owners of more than 5% of the outstanding shares of the Fund:

Name and Address	Fund	Percentage of Ownership	Type of Ownership
John J. Sauickie	Palm Growth Fund	_____%	Record & Beneficial
	Palm Growth Fund	_____%	Record & Beneficial
	Palm Growth Fund	_____%	Record & Beneficial
	Palm Growth Fund	_____%	Record
	Palm Growth Fund	_____%	Record & Beneficial

Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the Investment Company Act of 1940, as amended.  Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  After the public offering commences, it is anticipated that the persons listed above will no longer control the Fund.

Management Ownership

As of [       ], 2006, all officers and trustees as a group owned _____% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The trustees selected Siesta Key Capital, LLC (the “Adviser”) as the adviser to the Fund.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides investment advice  for the Fund, that is consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.00% , which is calculated as a percentage of the average daily net assets of the Fund.

The Agreement will continue for an initial term of two years, and shall renew every two year period thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Trustees of the Fund in person whom are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

On [        ], 2006, the Fund ’ s Board of Trustees approved the Agreement with Siesta Key Capital, LLC. [Explain basis for approval of contact]

Siesta Key Capital, LLC is the adviser and portfolio manager responsible for the day-to-day management of the Fund.  As of _____________, 2006, Siesta Key Capital, LLC is responsible for the management of the following accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles, or Managed Accounts	10	$1 52 ,000,000	1	$5,000,000
Other Accounts	1 0

As of April 2006, the Siesta Key Capital, LLC manages several accounts of Institutional, Corporate, and non-profit organizations, which are recognized under the above list.  The Adviser has not identified any material conflicts between the Fund and other accounts managed by Siesta Key Capital, LLC.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  Any conflict of interest that arises, will be handled as outlined in the Advisers Code of Ethics.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.   In the process to avoid any conflict between the Fund and any other client of the Adviser, the Adviser of the Fund will allocate trades in a fair and equal basis, based upon trade time, date, and will act to fairly balance all trading activit i es of all the clients of the Adviser.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another.  In that instance, the Adviser will utilize fair trading practices for all accounts, and attempt to balance orders so that no account or the Fund receives an unfair order execution. The Adviser has adopted a policy within its states Code of Ethics that will review all transactions of the Fund for a conflict of interest.

The compensation of the Fund’s Adviser is 100 basis points, or 1.00% of the Fund’s daily assets, which is then paid to the Adviser.  The Adviser receives  asset-based fees for its other clients .  The fees from the Adviser’s other accounts range between 50 basis points to 100 basis points for each account, and it also receives a performance bonus equal to 20% of profits from its H edged Fund ..

Custodian

The Huntington National Bank, of Columbus, Ohio is custodian of the Fund ’ s investments.  The custodian acts as the Fund ’ s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund ’ s request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400,

Broadview Heights, OH  44147 , acts as the Fund ’ s transfer agent.  MSS maintains the records of the shareholder ’ s account, answers shareholders ’ inquiries concerning their accounts, processes purchases and redemptions of the Fund ’ s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  MSS receives an annual fee from the Adviser of [$11.50] per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund, whose stated fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

Independent Auditors

The firm of [            ], has been selected as independent public accountants for the Fund for the fiscal year ending [   ].  [        ] will perform an annual audit of the Fund ’ s financial statements and provides financial, tax and accounting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund ’ s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price  (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser ’ s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser ’ s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined  ( “ blocked ” ) basis.  Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Adviser may adjust the  allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian].  [Additionally, the Fund may release portfolio holdings to third party rating agencies and data reporting platforms on a periodic basis.]  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.   The Trustee’s of the Fund or the Adviser of the Fund may release the non-public portfolio holdings in their daily course of business.  The information that will be disclosed may be released at the discretion of the Trustee or the Adviser on the day when the information is discovered.  The parties receiving this information shall execute a confidentially agreement not to disclose any of the information provided nor trade on that information, prior to the disclosure of any non public information.  The recipients of the non-public information shall be obligated to safeguard the Fund and its shareholders against improper disclosure of the Fund’s portfolio holdings.

The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser.

Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the net asset value, see “How to Buy Shares – Purchasing Shares ” in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TAX CONSEQUENCES

The Fund intends to qualify under Subchapter M of the Internal Revenue Code.  Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “ regulated investment company ” under Sub-Chapter M, at least 90% of the Fund ’ s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund ’ s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security ’ s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes.  The Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.   Any subsequent dividend distribution of the Fund ’ s earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “ qualifying dividends ” to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay “ qualifying dividends. ” Investors in Frank Value Fund may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.

Tax Distribution: The Fund ’ s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund ’ s Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PROXY VOTING
POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s (or sub-adviser’s) proxy voting policies.  The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

o

electing a board of directors – a board should be composed primarily of independent directors, and   key board committees should be entirely independent.  The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

o

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

o

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

o

shareholder rights plans. - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.

o

Other investment companies. - when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

MORE INFORMATION.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the period ended June 30, 2006) will be available without charge, upon request, by calling toll free, 1-800-[         ].  The information also will be available on the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-800-[    ]. and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

[To be added at a later date].

PART C - OTHER INFORMATION

Item 22.

Exhibits

(a)

Articles of Incorporation – Declaration of Trust is filed herewith.

(b)

By-Laws – By-laws are filed herewith.

©

Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)

Investment Advisory Contract – to be supplied.

(e)

Underwriting Contracts – None

(f)

Bonus or Profit Sharing Contracts - None

(g)

Custodian Agreements – to be supplied.

(h)

Other Material Contracts – None.

(i)

Legal Opinion – to be supplied.

(j)

Other Opinions – to be supplied.

(k)

Omitted Financial Statements - None

(l)

Initial Capital Agreements – to be supplied.

(m)

Rule 12b-1 Plan - None

(n)

Rule 18f-3 Plan - None

(o)

Reserved

(p)

Code of Ethics - Code of Ethics of Palm Growth Fund and the Adviser – to be supplied.

Item 23.

Persons Controlled by or Under Common Control With the Fund

None

Item 24.

Indemnification

(a)  Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4  Indemnification of Trustees, Officers, etc.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5  Advances of Expenses.  The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Delaware Law, as amended.  In the event any of these laws conflict with Delaware Law, as amended, these laws, and not Delaware Law, shall govern.

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

  (b)  The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

©  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.

Business and Other Connections of the Investment Adviser

None.

Item 26.

Principal Underwriters

None

Item 27.

Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 there under are maintained at the office of the Registrant at  PO Box 21346, Sarasota, Fl. 34276 and the office of the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 , except that all records relating to the activities of the Fund ’ s Custodian are maintained at the office of the Custodian, [the address of which will be supplied].

Item 28.

Management Services

None.

Item 29.

Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Palm Growth Funds has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bradento n ,  and State of Florida, on the __________ day of , November 2006.

Palm Growth Funds

By: /s/  John J. Sauickie, Partner, Siesta Key Capital, LLC

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below ..

Signature	Title	Date
/s/ John J. Sauickie	Trustee	11/01 /06
John J. Sauickie

Exhibit Index

1.	Declaration of Trust	Ex-99.22.a
2.	By-Laws	Ex-99.22.b

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